Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net	Property, Plant and Equipment, net

	December 31, 2021	December 31, 2020
	(in thousands)
Cost
Land	$3,724	$3,724
Building	82,017	90,139
Computer equipment and software	506,322	440,930
Office furniture and fixtures	107,507	91,933
Laboratory equipment	29,210	44,567
Leasehold improvements	70,123	32,261
Motor vehicles	65	160
	798,968	703,714
Less accumulated depreciation and asset write offs	(462,524)	(529,371)
Property, plant and equipment (net)	$336,444	$174,343

The Company regularly updates its register of property, plant and equipment and during the year ended December 31, 2021 and the year ended December 31, 2020, certain fully depreciated assets were written off as they were no longer used in the Company.